united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

CT Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 4/30

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

RONDURE
GLOBAL
ADVISORS

SEMI-ANNUAL October 31, 2023

Rondure New World Fund	Investor Class RNWOX	Institutional Class RNWIX
Rondure Overseas Fund	Investor Class ROSOX	Institutional Class ROSIX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Shareholder Letter	1
Performance Update	4
Disclosure of Fund Expenses	10
Portfolio of Investments
Rondure New World Fund	11
Rondure Overseas Fund	13
Statements of Assets and Liabilities	15
Statements of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights
Rondure New World Fund	18
Rondure Overseas Fund	20
Notes to Financial Statements	22
Additional Information
Liquidity Rule
Disclosure Regarding Approval of Fund Advisory Agreement
Privacy Policy	32

Rondure Funds	Shareholder Letter
October 31, 2023 (Unaudited)

Dear Fellow Shareholders,

Global Hamburger Economics

“All I know is that when I needed McDonald’s, McDonald’s was there for me.”
-James Franco

It is my favorite time of year—fall and Halloween. It is also one of my least favorite times of the year— letter writing. It isn’t that I don’t love communicating with clients, I do, and I owe them that and much more, especially when performance is struggling. But it is simply hard trying to come up with something unique to say when the main thing driving markets is interest rates, inflation, and thematic AI (artificial intelligence) investing.

I could almost sum up the last six months ended October 31, 2023, in one abbreviated paragraph that goes something like this:

US interest rates were up this quarter again, acting as a magnet for assets around the world, as investors largely walked away from riskier assets like small capitalization stocks, especially those in international and emerging markets, in favor of owning high-yield risk-free assets like Certificates of Deposit in the US. We, overweight in small-capitalization international and emerging markets assets, were in the wrong place at the wrong moment. Until US interest rates stop rising (inflation is firmly defeated), equities will struggle.

And I’m done. Maybe I could have thrown in a bit about China’s growth being disappointing as well, but I think rates and inflation are really driving the bus.

But the thing is, I do like communicating with shareholders, and I’ll try to do a fun and informative letter this time of year, despite the rough period, so “ba da ba!” I’m going to talk about McDonald’s, or at least global burger economics, as the team is fully back out on the road again, and almost everywhere we travel has cheaper burgers than the US (and cheaper stocks).

So the real letter starts with a higgledy-piggledy conversation with a couple of Japanese friends I had not seen since before Covid-19 on a recent research trip to Japan.

Japan was hot. You don’t want to go to Japan in August/early September, unless you are told it is your last chance to see companies before the quiet period, so I went. I traveled with members of our partner firm, Grandeur Peak, and we saw around 70 companies in a week—I saw 35 as we ran two tracks of meetings.

I got up one morning early--before the heat was unbearable--to go for a long walk that led to an early breakfast for 2 at McDonald’s. We got 2 value meals (a sausage egg sandwich with hash browns and a drink and a fish sandwich with hash browns and a drink), which we translated into USD at that moment, and the entire meal was $7.19 USD—probably less than one meal in the US. I was stunned.

I mentioned this to my Japanese friends over dinner that night. “Wow, the US dollar is strong.” They retorted, “No, the Japanese yen is weak.” We were seeing different sides of the same coin, but the fact is after almost 30 years of deflation combined with a weak yen (and yes, likely driven by beggar thy neighbor policies in Japan today), Japan has some of the cheapest Filet -O-Fish sandwiches in the world; it feels like an emerging market now. It also has cheap stocks—even after the run this year in the markets, re-

Rondure Funds	Shareholder Letter
October 31, 2023 (Unaudited)

emphasizing the notion that many countries outside of the US are cheap on two counts—under-valued currencies and under-valued stocks.

For those of you who are not familiar, there is a real burger index in economics. The Big Mac index is a widely recognized and well-known index that compares the price of a Big Mac hamburger in different countries around the world with the standard Big Mac price in US dollars. The index was created by The Economist magazine in 1986 as a lighthearted way to measure the purchasing power parity (PPP) between countries, or in other words, whether a country’s currency is under or over-valued based on the price of a sandwich relative to the US price.

The index has a handful of well-known flaws, such as not adjusting for the relative price of labor in each country and not being a diversified index (i.e. it is a measure of only Big Macs and not the McSpicy Paneer sandwich in India). The other flaw is that McDonald’s is not always there for you despite James Franco’s promise. It is not in many of the countries we have traveled to as investors through the years; hence it does not give a full picture of the world. However, the index does provide a snapshot of global currencies and the global economy through a lens I think is valuable—just not complete.

I knew Japan was cheap before visiting, but breakfast at McDonald’s pounded this fact home for me. Sometimes it takes a tangible event like a cheap meal and trips to physically visit companies to understand the global economy.

This summer we traveled to the Philippines, Hong Kong, China, Indonesia, and Japan. These are all cheap places by Big Mac index standards and by our own due diligence with very good companies. The countries just lack a catalyst, which we continue to wait patiently and prudently for: please refer to the short quarterly paragraph above and the problem of rates and inflation in the US; it is easy to own US CDs at the moment. We need to see a peak in the US for those burger prices to flip (i.e. international and emerging markets stocks and currencies to attract investors again).

OUTLOOK

In the “1975 Philosophy of Andy Warhol,” the artist wrote, “The most beautiful thing in Tokyo is McDonald’s. The most beautiful thing in Stockholm is McDonald’s. The most beautiful thing in Florence is McDonald’s. Peking and Moscow don’t have anything beautiful yet.”

In some respects, the world has changed a lot since 1975. In China, McDonald’s now has the first of its kind exercise bike tables, intended to power mobile devices as you peddle and eat, and China now has over 5000 stores.

In other respects, we worry global progress in the world is reversing through the lens of the burger. McDonald’s, which entered the USSR (Soviet Union) in 1990 (the year before the group of Soviet nations crumbled) to lines that numbered close to 40,000 people, closed its 800 stores last year in today’s Russia with the attack on Ukraine.

We hope China doesn’t become Russia. We believe China needs to right its real estate sector and aggressively stimulate its economy, or it runs the risk of becoming Japan (more on that in a journal to come at a later date).

Rondure Funds	Shareholder Letter
October 31, 2023 (Unaudited)

Japan, itself, became cheap after decades of economic stagnation when its economic “bubble” burst. We believe there are fundamental stock catalysts in Japan today that could help reverse some of this—fingers-crossed.

And, if you go almost anywhere outside of US borders today, currencies and hence burgers are cheap, as money is being sucked into juicy US treasury yields (as the Federal Reserve intended) from most asset classes and currencies around the world with only a very narrow set of equities, primarily in the US, doing well (probably not what the Fed intended as it shows fear of missing out, animal spirits, and the things that are exacerbating inflation are likely alive and well).

As mentioned last quarter, we believe the catalyst for international and emerging markets are peak inflation/interest rates and hence a peak dollar, and/or big bang stimulus from China. If so, stocks outside of US borders are reasonably priced with a powerful potential dual kicker from currencies that also look undervalued (at least as judged through the lens of burger economics).

Thank you for your continued support for Rondure Global Advisors. We appreciate your partnership and trust!

Sincerely,
Laura Geritz, CFA
Founder, Chairwoman and Portfolio Manager

RISKS: Investing in foreign securities entails special risks, such as currency fluctuations and political uncertainties, which are described in more detail in the prospectus. Investments in emerging and frontier markets are subject to the same risks as other foreign securities and may be subject to greater risks than investments in foreign countries with more established economies and securities markets. Diversification does not eliminate the risk of experiencing investment loses.

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Rondure Funds prospectus, containing this and other information, visit www.rondureglobal.com or call 1-855-775-3337. Please read it carefully before investing.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the Funds or any securities or any sectors mentioned herein. The subject matter contained herein has been derived from several sources believed to be reliable and accurate at the time of compilation. The Funds do not accept any liability for losses either direct or consequential caused by the use of this information. Past performance does not guarantee future results.

The CFA designation is owned by the CFA institute.

Rondure Funds are distributed by Northern Lights Distributors, which is not affiliated with Rondure Global Advisors.

17759020-NLD-1/4/2024

Rondure New World Fund	Performance Update
October 31, 2023 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2023

					Since	Expense Ratio(b)
	Six Months	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Rondure New World Fund – Investor (RNWIX)	-12.43%	-2.31%	-2.72%	2.92%	1.32%	1.35%	1.35%
Rondure New World Fund – Institutional (RNWOX)	-12.28%	-2.04%	-2.49%	3.16%	1.57%	1.10%	1.10%
MSCI Emerging Markets Index(d)	-4.53%	11.26%	-3.30%	1.98%	1.83%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-775-3337.

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of May 1, 2017. The Fund reorganized into the Trust on October 20, 2023.

(b)	Ratios as of the Prospectus dated October 20, 2023 and may differ from the ratios presented in the Financial Highlights.

(c)	Rondure Global Advisors, LLC (the “Advisor”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of the Fund’s officers and Trustees, contractual indemnification of the Fund’s service providers (other than the Advisor)) to 1.35% and 1.10% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through October 20, 2024. The Advisor will be permitted to recapture, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified by the Advisor prior to October 20, 2024, except with the approval of the Trust’s Board of Trustees.

(d)	The MSCI Emerging Markets Index is an unmanaged total return index, reported in U.S. Dollars, based on share prices and reinvested dividends of approximately 800 companies from 24 emerging market countries. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Rondure New World Fund	Performance Update
October 31, 2023 (Unaudited)

Growth of $10,000 for the period ended October 31, 2023

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Investor Class shares for the period from inception to October 31, 2023. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Investor Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Rondure New World Fund	Performance Update
October 31, 2023 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Asia ex Japan	53.2%
North America	18.8%
Africa/Middle East	18.6%
Australia/New Zealand	0.0%
Latin America	6.2%
Japan	0.0%
Europe	2.1%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Yum China Holdings Inc	3.2%
Bangkok Bank Public Company Limited	3.1%
Hong Kong Exchanges & Clearing Ltd.	3.0%
PT Bank Rakyat Indonesia (Persero) Tbk	2.9%
Heineken Malaysia Bhd	2.4%
HDFC Bank Ltd	2.4%
Tata Consultancy Services Ltd	2.4%
ANTA Sports Products Ltd.	2.4%
Sinbon Electronics Co., Limited	2.2%
HCL Technologies Ltd	2.1%
Other / Cash & Cash Equivalents	73.7%
Total	100.0%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Please refer to the Schedule of Investments in this semi-annual report for a listing of the Fund’s holdings.

Rondure Overseas Fund	Performance Update
October 31, 2023 (Unaudited)

Annualized Total Return Performance for the periods ended October 31, 2023

					Since	Expense Ratio(b)
	Six Months	1 Year	3 Years	5 Years	Inception(a)	Gross	Net(c)
Rondure Overseas Fund – Investor (ROSIX)	-14.98%	-4.08%	-4.54%	-0.29%	0.95%	2.01%	1.10%
Rondure Overseas Fund – Institutional (ROSOX)	-14.93%	-3.91%	-4.29%	-0.06%	1.19%	1.76%	0.85%
MSCI EAFE Index(d)	-7.66%	15.01%	6.26%	4.61%	4.09%
MSCI ACWI ex US Mid Cap Index(e)	-7.63%	10.45%	2.23%	2.83%	2.54%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-855-775-3337.

The table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Subject to investment risks, including possible loss of the principal amount invested.

Returns for periods less than 1 year are cumulative.

(a)	Fund inception date of May 1, 2017. The Fund reorganized into the Trust on October 20, 2023.

(b)	Ratios as of the Prospectus dated October 20, 2023 and may differ from the ratios presented in the Financial Highlights.

(c)	Rondure Global Advisors, LLC (the “Advisor”), has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/ Expense Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of the Fund’s officers and Trustees, contractual indemnification of the Fund’s service providers (other than the Advisor)) to 1.10% and 0.85% of the Fund’s average daily net assets for the Fund’s Investor Class Shares and Institutional Class Shares, respectively. This agreement (the “Expense Agreement”) shall continue at least through October 20, 2024. The Advisor will be permitted to recapture, on a class- by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the Expense Agreement or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fee and expenses were deferred. The Expense Agreement may not be terminated or modified by the Advisor prior to October 20, 2024, except with the approval of the Trust’s Board of Trustees.

(d)	The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 22 developed market countries excluding the US and Canada. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

(e)	The MSCI ACWI ex USA Mid Cap Index captures mid cap representation across 22 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 1,309 constituents, the index covers approximately 15% of the free float-adjusted market capitalization in each country. The Index is not actively managed and does not reflect any deductions for fees, expense, or taxes. An investor may not invest directly in the Index.

Rondure Overseas Fund	Performance Update
October 31, 2023 (Unaudited)

Growth of $10,000 for the period ended October 31, 2023

The chart shown above represent a hypothetical investment of $10,000 in the Fund’s Institutional Class shares for the period from inception to October 31, 2023. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that an investor would pay on distributions or redemptions.

Investing in the Fund is subject to investment risks, including possible loss of the principal amount invested.

The Fund also offers Investor Class shares, performance for which is not reflected in the graphs above. The performance of Institutional Class shares may be higher or lower than the performance of the Investor Class shares shown in the graphs above based upon differences in fees paid by shareholders investing in the Investor Class shares and Institutional Class shares.

Rondure Overseas Fund	Performance Update
October 31, 2023 (Unaudited)

Regional Allocation (as a % of Net Assets)*
Europe	32.1%
Asia ex Japan	21.6%
Japan	16.7%
North America	9.9%
Australia/New Zealand	4.0%
Africa/Middle East	3.4%
Latin America	2.5%
Cash, Cash Equivalents, & Other Net Assets	9.8%
Total	100.0%

Top 10 Holdings (as a % of Net Assets)*
Kyushu Railway Co	2.7%
Parex Resources, Inc.	2.5%
Heineken Malaysia Bhd	2.5%
OBIC Business Consultants Co L	2.2%
GMexico Transportes SAB de CV	2.1%
Recordati SpA	2.1%
GREGGS PLC	2.1%
Radico Khaitan Ltd	2.0%
Bangkok Bank Public Company Limited	2.0%
Alten SA	2.0%
Other / Cash & Cash Equivalents	77.8%
Total	100.0%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Please refer to the Schedule of Investments in this semi-annual report for a listing of the Fund’s holdings.

Rondure Funds	Disclosure of Fund Expenses
October 31, 2023 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of May 1, 2023 through October 31, 2023.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual-Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual-Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual (1)		(5% return before expenses)

				Expenses		Expenses
		Beginning	Ending	Paid During	Ending	Paid During
	Fund’s	Account	Account	Period*	Account	Period*
	Annualized	Value*	Value	5/1/23-	Value	5/1/23-
	Expense Ratio	5/1/23	10/31/23	10/31/23	10/31/23	10/31/23
Institutional Class:
New World Fund	1.10%	$1,000.00	$877.20	$5.18	$1,019.61	$ 5.58
Overseas Fund	0.85%	$1,000.00	$850.70	$3.96	$1,020.86	$ 4.32
Investor Class:
New World Fund	1.35%	$1,000.00	$875.70	$6.36	$1,018.35	$ 6.84
Overseas Fund	1.10%	$1,000.00	$850.20	$5.12	$1,019.60	$ 5.59

(1)	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 366 (to reflect the one-half year period).

Rondure New World Fund	Portfolio of Investments
October 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.93%
Brazil — 5.58%
B3 S.A. - Brasil Bolsa Balcao (a)	900,000	$1,990,716
MercadoLibre, Inc.	2,328	2,888,442
Petroleo Brasileiro SA	153,791	2,306,865
TOTVS SA	231,000	1,160,293
WEG SA	289,900	1,893,790
		10,240,106
China — 19.86%
Alibaba Group Holding Ltd. (a)	186,500	1,907,840
ANTA Sports Products Ltd.	388,100	4,381,795
China Resources Beer Holdings Co., Ltd. (a)	140,000	740,679
China Tourism Group Duty Free	191,000	2,469,704
H World Group Ltd. (a)	671,400	2,509,626
Hangzhou Oxygen Plant Group Co.	278,200	1,255,609
Kweichow Moutai Company Ltd.	4,400	1,013,129
Li Ning Company Ltd.	945,500	2,899,843
Sany Heavy Industry Co., Ltd. Class A	718,200	1,420,477
Sichuan Swellfun Company Ltd.	132,500	1,107,472
Skshu Paint Co., Ltd.(a)	116,447	948,626
Tencent Holdings Ltd.	51,700	1,910,692
Tsingtao Brewery Company, Ltd.	416,800	3,158,524
Uni-President China Holdings Ltd.	5,450,200	3,712,286
Yifeng Pharmacy Chain Company Ltd.	218,260	977,324
Yum China Holdings, Inc. (a)	112,267	5,873,564
		36,287,190
Colombia — 0.64%
Parex Resources, Inc.	61,100	1,171,102

Greece — 0.56%
JUMBO SA	39,200	1,031,339

Hong Kong — 3.04%
Hong Kong Exchanges & Clearing Ltd.	158,600	5,573,624

India — 16.56%
3M India Ltd.	1,575	562,980
Asian Paints Ltd.	36,352	1,307,877
Dabur India Ltd.	180,000	1,143,368
Divi’s Laboratories Ltd.	43,478	1,769,286
HCL Technologies Ltd.	253,230	3,880,663
HDFC Bank Ltd.	250,449	4,441,124
Honeywell Automation India Ltd.	355	153,476
IndiaMart InterMesh Ltd. (b)(c)	37,154	1,182,295
Marico Ltd.	31,400	202,339
Nestle India Ltd.	7,995	2,327,010
Pidilite Industries Ltd.	13,575	400,739
Schaeffler India Ltd.	37,145	1,256,866
SKF India Ltd.	25,683	1,514,632
Tata Consultancy Services Ltd.	109,053	4,412,112
Tech Mahindra Ltd.	212,443	2,891,146
United Breweries Ltd.	66,362	1,287,278

	Shares	Fair Value
COMMON STOCKS — 98.92% (continued)
India — 16.56% (continued)
United Spirits Ltd. (a)	127,406	$1,579,406
		30,312,597
Indonesia — 8.34%
Ace Hardware Indonesia Tbk PT	22,990,800	1,154,301
Avia Avian Tbk PT	29,435,200	923,660
Bank Central Asia Tbk PT	4,012,300	2,203,315
Bank Rakyat Indonesia Persero Tbk PT	16,986,200	5,287,533
Mayora Indah Tbk PT	5,063,900	905,743
PT Indofood CBP Sukses Makmur Tbk (a)	3,669,700	2,383,670
Sumber Alfaria Trijaya Tbk PT	13,423,000	2,434,572
		15,292,794
Korea (Republic Of) — 0.50%
Nongshim Co., Ltd. (a)	2,801	920,870

Malaysia — 5.97%
Carlsberg Brewery Malaysia Bhd	631,000	2,636,121
Heineken Malaysia Bhd	895,700	4,482,826
Mr DIY Group Berhad (b)(c)	5,205,800	1,617,455
Public Bank Bhd	2,496,900	2,180,607
		10,917,009
Mexico — 9.81%
Arca Continental COM NPV	173,300	1,555,007
Becle S.A.B. de CV	924,500	1,635,711
Coca-Cola Femsa S.A.B. de CV	45,490	3,458,150
GMexico Transportes SAB de CV (b)(c)	1,834,303	3,825,322
Kimberly-Clark de Mexico S.A.B. de CV	1,053,400	1,930,379
Prologis Property Mexico S.A. de CV	673,942	2,419,565
Wal-Mart de Mexico SAB de CV	871,700	3,123,264
		17,947,398
Philippines — 3.94%
International Container Terminal Services, Inc.	778,800	2,759,679
Philippine Seven Corporation (a)	1,678,447	2,246,600
Wilcon Depot, Inc.	6,319,700	2,203,770
		7,210,049
Poland — 0.52%
Allegro.eu SA(a)	270,842	1,938,858
Dino Polska SA (a)(b)(c)	10,120	957,528
		2,896,386
Qatar — 0.50%
Qatar Gas Transport	944,402	913,142

South Africa — 1.49%
Capitec Bank Holdings Ltd.	18,808	1,669,940
Clicks Group Ltd.	72,134	1,062,901
		2,732,841
Taiwan — 10.30%
Airtac International Group (a)	75,857	2,476,087
ASPEED Technology, Inc.	11,000	870,543
Chroma Ate Inc.	530,000	3,557,923
momo.com Inc (a)	61,028	1,001,661
President Chain Store Corporation (a)	234,000	1,855,484

See accompanying notes to financial statements.

Rondure New World Fund	Portfolio of Investments
October 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.93% (continued)
Taiwan — 8.95% (continued)
Sinbon Electronics Co., Ltd.	479,700	$4,091,793
Taiwan FamilyMart Co., Ltd.	274,000	1,569,379
Taiwan Semiconductor Manufacturing Co., Ltd.	209,000	3,404,600
		18,827,470
Thailand — 9.24%
Airports of Thailand Public Co., Ltd. (a)	1,515,100	2,798,172
Bangkok Bank PCL	1,297,600	5,654,617
Bangkok Dusit Medical	1,685,000	1,235,457
Bumrungrad Hospital plc	324,100	2,331,493
CP All Plc.	2,064,000	3,155,177
Osotspa PCL	2,618,600	1,702,624
		16,877,540
Vietnam — 1.02%
FPT Corporation	550,882	1,861,467

Total Common Stocks (Cost $187,693,518)		181,012,924

Total Investments — 98.93% (Cost $187,693,518)		$181,012,924

Other Assets in Excess of Liabilities — 1.07%		1,967,024

NET ASSETS — 100.00%		$182,979,948

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023, these securities had a total aggregate market value of $7,528,600 representing 4.14% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2023, the aggregate market value of those securities was $7,582,600, representing 4.14% of net assets.

Sector Composition (October 31, 2023)
Consumer Staples	30.2%
Consumer Discretionary	18.2%
Financials	15.8%
Technology	12.3%
Industrials	12.3%
Materials	3.0%
Health Care	2.9%
Energy	1.9%
Real Estate	1.3%
Communications	1.0%
Other Assets in Excess of Liabilities	1.1%
Total	100%
Industry Composition (October 31, 2023)
Banks	11.6%
Alcoholic Beverages	9.5%
Food & Drug Stores	7.8%
Non-Alcoholic Beverages	7.0%
It Services	6.1%
Online Marketplace	4.9%
Security & Commodity Exchanges	4.1%
Specialty Apparel Stores	4.0%
Restaurants	3.2%
Transport Operations & Services	3.0%
Home Products Stores	2.7%
Packaged Food	2.3%
Technology Distributors	2.2%
Rail Freight	2.1%
Specialty Chemicals	2.0%
Health Care Facilities	2.0%
Measurement Instruments	2.0%
Semiconductor Manufacturing	1.9%
Mass Merchants	1.7%
Personal Care Products	1.7%
Fabricated Metal & Hardware	1.5%
Lodging	1.4%
Flow Control Equipment	1.4%
Other Specialty Retail - Discr	1.4%
Industrial REIT	1.3%
Integrated Oils	1.3%
Internet Media & Services	1.0%
Other Machinery & Equipment	1.0%
IT Services	1.0%
Specialty & Generic Pharma	1.0%
Other Industries (each less than 1%)	4.8%
Other Assets in Excess of Liabilities	1.1%
Total	100%

See accompanying notes to financial statements.

Rondure Overseas Fund	Portfolio of Investments
October 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.11%
Australia — 1.61%
Domino’s Pizza Enterprises Ltd. (a)	2,602	$83,850
Webjet Ltd. (a)	30,575	118,118
		201,968
Austria — 0.97%
Schoeller-Bleckmann Oilfield Equipment AG	2,400	121,156

Belgium — 1.94%
Melexis NV	1,495	109,724
Warehouses De Pauw CVA	5,353	132,111
		241,835
Canada — 2.53%
Gildan Activewear, Inc.	5,375	152,673
Richelieu Hardware Ltd.	5,470	163,616
		316,289
China — 6.83%
361 Degrees International	422,000	205,466
Hangzhou Oxygen Plant Group Co.	15,300	69,054
Skshu Paint Co Ltd.(a)	7,640	62,239
Yifeng Pharmacy Chain Company Ltd.	28,700	128,513
Uni-President China Holdings Ltd.	286,500	195,143
Xtep International Holdings Limited (a)	213,500	193,713
		854,128
Colombia — 2.47%
Parex Resources, Inc.	16,127	309,106

France — 3.06%
Alten SA	2,107	248,184
Virbac SA	469	134,511
		382,695
Germany — 4.06%
CTS Eventim AG & Co. KGaA	3,720	224,602
Nemetschek SE	1,011	75,325
Puma SE	3,700	208,709
		508,636
India — 2.68%
Radico Khaitan Ltd	17,491	255,629
Westlife Foodworld Ltd (a)	8,376	79,832
		335,461
Indonesia — 2.56%
Avia Avian Tbk PT	1,887,300	59,222
Jayamas Medica Industri Tbk PT (a)	5,527,200	74,926
Sumber Alfaria Trijaya Tbk PT	1,026,600	186,198
		320,346
Italy — 6.15%
De’ Longhi SpA (a)	9,039	202,036
DiaSorin SpA	1,348	120,548
Recordati Industria Chimica e Farmaceutica SpA	5,612	258,951
Reply SpA	716	67,326
Sesa SpA	1,197	120,663
		769,524
	Shares	Fair Value
COMMON STOCKS — 90.11% (continued)
Japan — 16.66%
Hoshizaki Corporation (a)	6,000	$191,905
Japan Elevator Service Holdings Company Ltd.	5,800	75,956
Komeri Company Ltd.	3,500	72,274
Kyushu Railway Co (a)	16,700	339,454
LAWSON, INC. (a)	5,100	245,688
Lifull Company Ltd. (a)	79,600	114,483
M&A Capital Partners Company Ltd. (a)	5,500	98,697
MonotaRO Co., Ltd.	13,100	103,754
OBIC Business Consultants Co., Ltd.	6,600	280,677
PIGEON CORPORATION (a)	5,000	52,796
Takashimaya Company, Limited (a)	4,800	64,697
Toto Ltd.	2,300	54,975
Toyo Seikan Group Holdings, Ltd. (a)	4,900	81,627
Tsuruha Holdings, Inc.	3,300	240,574
Yamato Holdings Company Ltd.	4,100	67,731
		2,085,288
Korea (Republic Of) — 1.17%
Nongshim Co., Ltd. (a)	222	72,986
S-1 Corp (a)	1,824	73,660
		146,646
Malaysia — 2.46%
Heineken Malaysia Bhd	61,400	307,297

Mexico — 3.71%
Becle S.A.B. de CV	67,290	119,056
GMexico Transportes SAB de CV (b)(c)	125,900	262,556
Prologis Property Mexico S.A. de CV (a)	23,000	82,574
		464,186
Netherlands — 1.90%
Euronext NV (b)(c)	3,421	238,228

New Zealand — 2.35%
Freightways Group Ltd.	38,220	165,845
Mainfreight Ltd.	3,810	127,022
		292,867
Norway — 1.61%
TGS NOPEC Geophysical Co. ASA	14,760	201,116

Philippines — 2.88%
Philippine Seven Corporation (a)	141,700	189,665
Wilcon Depot, Inc.	491,200	171,289
		360,954
Poland — 1.04%
Allegro.eu S.A. (a)	18,249	130,638

South Africa — 0.70%
Clicks Group Ltd.	5,981	88,131

Spain — 0.50%
Viscofan SA (a)	1,090	62,984

See accompanying notes to financial statements.

Rondure Overseas Fund	Portfolio of Investments
October 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.11% (continued)
Sweden — 3.50%
Axfood Aktiebolag AB	10,000	$220,907
Loomis AB	8,345	216,342
		437,249
Switzerland — 1.50%
Flughafen Zurich AG	1,009	187,686

Taiwan — 6.06%
ASPEED Technology, Inc.	1,000	79,140
Sinbon Electronics Co., Ltd.	26,000	221,777
Sporton International, Inc.	33,600	221,420
Taiwan FamilyMart Co., Ltd.	41,000	234,834
		757,171
Thailand — 2.75%
Bangkok Bank PCL	58,200	253,621
Osotspa PCL (a)	139,200	90,508
		344,129
United Kingdom — 5.89%
Diploma plc	3,933	135,842
GREGGS PLC	8,960	258,072
Moneysupermarket.com Group PLC	45,974	144,710
Rightmove PLC	23,939	137,611
Tate & Lyle PLC (a)	7,830	59,997
		736,232
United States — 0.57%
Genpact, Ltd.	2,124	71,239

Total Common Stocks (Cost $12,365,103)		11,273,185

Total Investments — 90.11% (Cost $12,365,103)		$11,273,185

Other Assets in Excess of Liabilities — 9.89%		1,236,714

NET ASSETS — 100.00%		$12,509,899

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023, these securities had a total aggregate market value of $500,784 representing 4.00% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of October 31, 2023, the aggregate market value of those securities was $500,784, representing 4.00% of net assets.
Sector Composition (October 31, 2023)
Consumer Staples	23.6%
Industrials	19.3%
Consumer Discretionary	16.9%
Technology	8.2%
Energy	5.0%
Health Care	4.7%

Sector Composition (Continued)
Communications	4.1%
Financials	3.9%
Materials	2.7%
Real Estate	1.7%
Cash, Cash Equivalents, & Other Net Assets	9.9%
Total	100%

Industry Composition (October 31, 2023)
Food & Drug Stores	14.2%
Apparel, Footwear & Acc Design	6.1%
Alcoholic Beverages	5.5%
Internet Media & Services	4.1%
Specialty & Generic Pharma	3.2%
Application Software	2.8%
Technology Distributors	2.7%
Transit Services	2.7%
Oilfield Services & Equipment	2.6%
Exploration & Production	2.5%
Home Products Stores	2.4%
Security Services	2.3%
Non-Alcoholic Beverages	2.3%
Rail Freight	2.1%
Banks	2.0%
Engineering Services	2.0%
Security & Commodity Exchanges	1.9%
Courier Services	1.9%
Entertainment Facilities	1.8%
Other Commercial Support Services	1.8%
Industrial REIT	1.7%
Household Appliances	1.6%
Other Machinery & Equipment	1.5%
Semiconductor Devices	1.5%
Transport Operations & Services	1.5%
Building Products	1.3%
Restaurants	1.3%
Containers & Packaging	1.2%
Rubber & Plastic	1.1%
Packaged Food	1.1%
Online Marketplace	1.0%
Logistics Services	1.0%
Specialty Chemicals	1.0%
Life Science & Diagnostics	1.0%
Other Industries (each less than 1%)	5.4%
Cash and Other Assets, Less Liabilities	9.9%
Total	100%

See accompanying notes to financial statements.

Rondure Funds	Statements of Assets and Liabilities
October 31, 2023 (Unaudited)

	Rondure	Rondure
	New World	Overseas
	Fund	Fund
Assets:
Investments in securities, at cost	$187,693,518	$12,365,103
Investments in securities, at value	181,012,924	11,273,185
Foreign currency, at value (Cost $0 and $0, respectively)	48,151	4,853
Cash	1,672,004	1,188,767
Interest and dividends receivable	208,268	17,409
Receivable for securities sold	363,075	20,882
Receivable for fund shares sold	228	—
Due from Adviser	—	8,272
Foreign tax reclaim receivable	126	41,244
Prepaid expenses and other assets	11,263	14,503
Total Assets	183,316,039	12,569,115

Liabilities:
Payable for securities purchased	31,392	3,738
Payable for fund shares redeemed	82,683	—
Payable to advisor	115,106	—
Payable for distribution fees	2,725	307
Payable to related parties	7,605	5,602
Accrued expenses and other liabilities	96,580	49,569
Total Liabilities	336,091	59,216

Net Assets	$182,979,948	$12,509,899

Net Assets consist of:
Paid in capital (par value $0.001 per share)	$193,227,177	$14,607,760
Accumulated losses	(10,247,229)	(2,097,861)
Net Assets	$182,979,948	$12,509,899

Net Asset Value Per Share
Institutional Class Shares:
Net Assets	$170,719,903	$11,105,933
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	16,156,697	1,145,999
Net asset value, and redemption price per share	$10.57	$9.69

Investor Class Shares:
Net Assets	$12,260,045	$1,403,966
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,167,917	145,488
Net asset value, and redemption price per share	$10.50	$9.65

See Accompanying Notes to Financial Statements.

Rondure Funds	Statements of Operations
For the Six Months Ended October 31, 2023 (Unaudited)

	Rondure	Rondure
	New World	Overseas
	Fund	Fund

Investment Income:
Dividend income	$3,251,410	$247,344
Less: Foreign withholding taxes	(321,259)	(32,623)
Total Investment Income	2,930,151	214,721

Operating Expenses:
Investment advisory fees	904,929	51,348
Distribution fees - Investor Class	19,020	2,168
Transfer agent fees	148,666	45,023
Administration fees	142,201	24,869
Custodian fees	84,581	21,154
Chief Compliance Officer fees	18,208	1,421
Professional fees	21,313	12,207
Registration & filing fees	12,438	10,780
Trustees’ fees	9,579	801
Printing and postage expense	8,077	2,559
Others expenses	18,042	3,191
Total Operating Expenses	1,387,054	175,521
Less: Fees waived by the advisor	(198,349)	(111,085)
Net Operating Expenses	1,188,705	64,436
Net Investment Income	1,741,446	150,285

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	2,403,660	(278,089)
	2,403,660	(278,089)
Net change in unrealized appreciation (depreciation) from:
Investments	(30,720,381)	(2,182,965)
Foreign currency translations	(463)	(26)
	(30,720,844)	(2,182,991)

Net Realized and Unrealized Loss	(28,317,184)	(2,461,080)

Net Decrease in Net Assets Resulting From Operations	$(26,575,738)	$(2,310,795)

See Accompanying Notes to Financial Statements.

Rondure Funds	Statements of Changes in Net Assets

	Rondure New World Fund		Rondure Overseas Fund
	Six Months Ended		Six Months Ended
	October 31, 2023	Year Ended	October 31, 2023	Year Ended
	(Unaudited)	April 30, 2023	(Unaudited)	April 30, 2023
Operations:
Net investment income	$1,741,446	$2,135,258	$150,285	$219,285
Net realized gain (loss) from investments, and forward foreign currency contracts	2,403,660	(7,906,099)	(278,089)	(850,871)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(30,720,844)	8,336,513	(2,182,991)	(442,104)

Net Increase (Decrease) in Net Assets Resulting From Operations	(26,575,738)	2,565,672	(2,310,795)	(1,073,690)

Distributions to Shareholders From:
Total Distributions Paid
Institutional Class	—	(3,546,463)	—	(405,510)
Investor Class	—	(246,933)	—	(62,647)
Total Distributions to Shareholders	—	(3,793,396)	—	(468,157)

Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	8,490,399	42,187,541	214,777	1,102,365
Investor Class	675,341	2,541,055	27,052	499,265
Reinvestment of distributions
Institutional Class	—	3,455,297	—	402,075
Investor Class	—	245,327	—	62,647
Redemption fee proceeds
Institutional Class	174	1,412	40	684
Investor Class	224	1,843	38	51
Cost of shares redeemed
Institutional Class	(27,613,274)	(32,121,935)	(1,051,517)	(7,439,708)
Investor Class	(2,699,441)	(2,950,734)	(346,744)	(2,191,743)
Net Increase (Decrease) in Net Assets From Share Transactions of Beneficial Interest	(21,146,577)	13,359,806	(1,156,354)	(7,564,364)

Total Increase (Decrease) in Net Assets	(47,722,315)	12,132,082	(3,467,149)	(9,106,211)

Net Assets:
Beginning of Period	230,702,263	218,570,181	15,977,048	25,083,259
End of Period	$182,979,948	$230,702,263	$12,509,899	$15,977,048

OTHER INFORMATION
Shares Transactions
Institutional Class
Issued	716,887	3,549,406	19,666	3,010,835
Issued to shareholders in reinvestment of distributions	—	295,577	—	70,097
Redeemed	(2,357,616)	(2,725,700)	(101,780)	(1,855,120)
Net decrease in share transactions	(1,640,729)	1,119,283	(82,114)	1,225,812

Investor Class
Issued	57,824	216,179	2,555	227,446
Issued to shareholders in reinvestment of distributions	—	21,076	—	4,450
Redeemed	(237,954)	(250,766)	(32,747)	(787,705)
Net decrease in share transactions	(180,130)	(13,511)	(30,193)	(555,809)

See Accompanying Notes to Financial Statements.

Rondure New World Fund - Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Years or Periods Presented

	Six Months Ended
	October 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019
Net asset value, beginning of period	$12.05		$12.12	$13.56	$9.93	$10.80	$11.25
Income from investment operations:
Net investment income *	0.09		0.12	0.09	0.06	0.09	0.09
Net realized and unrealized gain (loss)	(1.57)		0.01	(1.47)	3.62	(0.87)	(0.45)
Total income (loss) from investment operations	(1.48)		0.13	(1.38)	3.68	(0.78)	(0.36)
Less distributions:
From net investment income	—		(0.08)	(0.06)	(0.05)	(0.09)	(0.09)
From net realized gains	—		(0.12)	—	—	—	—
Total distributions	—		(0.20)	(0.06)	(0.05)	(0.09)	(0.09)

Paid in capital from redemption fees	0.00	(1)	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)

Net asset value, end of period	$10.57		$12.05	$12.12	$13.56	$9.93	$10.80

Total return (2)	(12.28	)% (3)	1.17%	(10.21)%	37.11%	(7.31)%	(3.09)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$170,720		$214,538	$202,142	$209,531	$118,685	$110,800

Ratios of expenses to average net assets
Before fee waivers	1.28	% (4)	1.31%	1.27%	1.32%	1.43%	1.46%
After fee waivers	1.10	% (4)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratios of net investment income to average net assets
After fee waivers	1.61	% (4)	0.99%	0.68%	0.48%	0.83%	0.87%

Portfolio turnover rate	7	% (3)	46%	29%	36%	27%	37%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

Rondure New World Fund - Investor Class	Financial Highlights
For a Share Outstanding Throughout the Years or Periods Presented

	Six Months Ended
	October 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019
Net asset value, beginning of period	$11.99		$12.07	$13.51	$9.90	$10.78	$11.24
Income from investment operations:
Net investment income *	0.11		0.09	0.06	0.03	0.06	0.07
Net realized and unrealized gain (loss)	(1.60)		0.01	(1.46)	3.61	(0.87)	(0.46)
Total income (loss) from investment operations	(1.49)		0.10	(1.40)	3.64	(0.81)	(0.39)
Less distributions:
From net investment income	—		(0.06)	(0.04)	(0.03)	(0.07)	(0.07)
From net realized gains	—		(0.12)	—	—	—	—
Total distributions	—		(0.18)	(0.04)	(0.03)	(0.07)	(0.07)

Paid in capital from redemption fees	0.00	(1)	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)

Net asset value, end of period	$10.50		$11.99	$12.07	$13.51	$9.90	$10.78

Total return (2)	(12.43	)% (3)	0.93%	(10.41)%	36.83%	(7.56)%	(3.37)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$12,260		$16,164	$16,428	$25,901	$18,382	$20,595

Ratios of expenses to average net assets
Before fee waivers	1.53	% (4)	1.61%	1.58%	1.63%	1.72%	1.76%
After fee waivers	1.35	% (4)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratios of net investment income to average net assets
After fee waivers	1.36	% (4)	0.75%	0.45%	0.25%	0.59%	0.66%

Portfolio turnover rate	7	% (3)	46%	29%	36%	27%	37%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

Rondure Overseas Fund - Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Years or Periods Presented

	Six Months Ended
	October 31, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020	April 30, 2019
Net asset value, beginning of period	$11.39		$11.70	$14.18	$10.34	$11.11	$11.46
Income from investment operations:
Net investment income *	0.11		0.13	0.03	0.06	0.10	0.10
Net realized and unrealized gain (loss)	(1.81)		(0.10)	(1.92)	3.84	(0.76)	(0.31)
Total income (loss) from investment operations	(1.70)		0.03	(1.89)	3.90	(0.66)	(0.21)
Less distributions:
From net investment income	—		(0.12)	(0.04)	(0.06)	(0.11)	(0.11)
From net realized gains	—		(0.22)	(0.55)	—	—	(0.03)
Total distributions	—		(0.34)	(0.59)	(0.06)	(0.11)	(0.14)

Paid in capital from redemption fees	0.00	(1)	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)	0.00 (1)

Net asset value, end of period	$9.69		$11.39	$11.70	$14.18	$10.34	$11.11

Total return (2)	(14.93	)% (3)	0.40%	(14.15)%	37.71%	(6.06)%	(1.76)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$11,106		$13,983	$21,184	$27,692	$16,758	$18,845

Ratios of expenses to average net assets
Before fee waivers	2.35	% (4)	2.11%	1.56%	1.70%	1.73%	1.72%
After fee waivers	0.85	% (4)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratios of net investment income to average net assets
After fee waivers	2.07	% (4)	1.19%	0.24%	0.49%	0.89%	0.95%

Portfolio turnover rate	27	% (3)	92%	103%	51%	66%	40%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

Rondure Overseas Fund - Investor Class	Financial Highlights
For a Share Outstanding Throughout the Years or Periods Presented

	Six Months Ended
	October 31, 2023		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2023	April 30, 2022		April 30, 2021	April 30, 2020	April 30, 2019
Net asset value, beginning of period	$11.35		$11.68	$14.16		$10.34	$11.12	$11.48
Income from investment operations:
Net investment income *	0.10		0.11	(0.00	) (1)	0.03	0.07	0.08
Net realized and unrealized gain (loss)	(1.80)		(0.12)	(1.92)		3.83	(0.76)	(0.32)
Total income (loss) from investment operations	(1.70)		(0.01)	(1.92)		3.86	(0.69)	(0.24)
Less distributions:
From net investment income	—		(0.10)	(0.01)		(0.04)	(0.09)	(0.09)
From net realized gains	—		(0.22)	(0.55)		—	—	(0.03)
Total distributions	—		(0.32)	(0.56)		(0.04)	(0.09)	(0.12)

Paid in capital from redemption fees	0.00	(1)	0.00 (1)	0.00	(1)	0.00 (1)	0.00 (1)	0.00 (1)

Net asset value, end of period	$9.65		$11.35	$11.68		$14.16	$10.34	$11.12

Total return (2)	(14.98	)% (3)	(0.06)%	(14.31)%		37.34%	(6.28)%	(1.98)%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$1,404		$1,994	$3,899		$4,173	$2,626	$3,922

Ratios of expenses to average net assets
Before fee waivers	2.60	% (4)	2.39%	1.88%		2.01%	2.06%	2.04%
After fee waivers	1.10	% (4)	1.10%	1.10%		1.10%	1.10%	1.10%
Ratios of net investment income to average net assets
After fee waivers	1.82	% (4)	0.98%	(0.03)%		0.23%	0.61%	0.74%

Portfolio turnover rate	27	% (3)	92%	103%		51%	66%	40%

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements.

Rondure Funds	Notes to Financial Statements
October 31, 2023 (Unaudited)

1.	ORGANIZATION

The Rondure New World Fund and the Rondure Overseas Fund (each a “Fund” and collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund reorganized on October 20, 2023 from their predecessor fund to a series of Northern Lights Fund Trust III. The Funds seek long-term growth of capital. The Funds’ inception date is May 1, 2017.

The Board of Trustees of the Financial Investors Trust held a Special Meeting of the Shareholders of the Rondure New World Fund and the Rondure Overseas Fund (the “Predecessor Funds”), each a series of the Financial Investors Trust, on June 14, 2023, for the purpose of approving an Agreement and Plan of Reorganization and Termination, under which all of the assets of the Predecessor Funds were transferred to a correspondingly named series of Northern Lights Fund Trust III. The transfer was (a) an exchange of your shares of the Predecessor Fund for shares of the corresponding Fund equivalent in value to the outstanding shares of the Predecessor Fund; and (b) the assumption by each Fund of all the liabilities of the relevant Predecessor Fund.

The Funds offer Investor Class and Institutional Class shares. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including Accounting Standards Update 2013-08.

a. Investment Valuation – The Funds record their investments at fair value. In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges. for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively).

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Advisor in the case of securities for which the Advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

The Funds may invest in warrants to participate in an anticipated increase in the market value of the security. A warrant entitles the holder to buy a security at a set price during a set period of time. If such market value increases, the warrant may be exercised and sold at a gain. A loss will be incurred if the market value decreases or if the term of the warrant expires before it is exercised. Warrants convey no rights to dividends or voting. An implied pricing method is used to value the rights.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Advisor” or “Rondure”) believes that they are unreliable, securities may be priced using the Trust’s fair value procedures.

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Advisor believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Advisor believes to be reliable.

Rondure Funds	Notes to Financial Statements
October 31, 2023 (Unaudited)

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Rondure Funds	Notes to Financial Statements
October 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the six months ended as of October 31, 2023, for the Funds’ assets and liabilities measured at fair value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Rondure New World Fund
Common Stocks*	$181,012,924	$—	$—	$181,012,924
Total	$181,012,924	$—	$—	$181,012,924

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Rondure Overseas Fund
Common Stocks*	$11,273,185	$—	$—	$11,273,185
Total	$11,273,185	$—	$—	$11,273,185

*	For a detailed country breakdown, see the accompanying Schedule of Investments.

For the six months ended October 31, 2023, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the six months ended October 31, 2023.

b. Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c. Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

d. Foreign Securities Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

e. Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

f. Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund investing in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. There were no forward foreign currency contracts outstanding, as of October 31, 2023.

Rondure Funds	Notes to Financial Statements
October 31, 2023 (Unaudited)

g. Cash Management Transactions – The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statements of Assets and Liabilities under Cash and Foreign Cash, at Value. As of October 31, 2023, the Funds had the following cash balances participating in the BBH CMS:

Fund
Rondure New World Fund	$1,680,549
Rondure Overseas Fund	1,188,767

As of October 31, 2023, the Funds had the following foreign cash balances following foreign cash balances participating in the BBH CMS (cost and value of foreign cash balances are equal):

Fund
Rondure New World Fund	$48,678
Rondure Overseas Fund	4,880

h. Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2021 through 2023, or expected to be taken in the Funds’ April 30, 2024 year-end tax returns. The Funds identify their major tax jurisdiction as US federal, Ohio and foreign jurisdictions where a Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended October 31, 2023, the Funds did not incur any interest or penalties.

i. Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

j. Class Accounting – Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of a Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. A Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

k. Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income.

l. Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m. Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Rondure Funds	Notes to Financial Statements
October 31, 2023 (Unaudited)

n. Market Risk – The value of each Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a. Management Fees – Rondure Global Advisors, LLC (the “Advisor”) serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, the Rondure New World Fund and Rondure Overseas Fund pays the Advisor an annualized rate of 0.85% and 0.70% of each Fund’s respective average daily net assets, accrued daily and paid monthly. For the six months ended October 31, 2023, the Advisor earned advisory fees of $904,929 and $51,348 for the Rondure New World Fund and Rondure Overseas Fund, respectively.

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/or expenses for each Fund to the extent necessary to maintain each Fund’s Total Annual Fund Operating Expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of the Fund’s officers and Trustees, contractual indemnification of the Fund’s service providers (other than the Advisor)) at a certain level through October 20, 2024. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board. The Advisor is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded.

The following table lists the expense limitation for each Fund.

Fund	Expense Limitation
Rondure New World Fund
Institutional Class	1.35%
Investor Class	1.10%
Rondure Overseas Fund
Institutional Class	1.10%
Investor Class	0.85%

For the six months ended October 31, 2023, the fee waivers/reimbursements were as follows:

Fund	Fees Waived/Reimbursed By Advisor
Rondure New World Fund	$ 198,349
Rondure Overseas Fund	$ 111,085

Rondure Funds	Notes to Financial Statements
October 31, 2023 (Unaudited)

As of October 31, 2023, the Advisor has waived/reimbursed expenses that may be recovered no later than April 30 of the years indicated below:

	Expires	Expires	Expires
Fund	2024	2025	2026	Total
Rondure New World Fund
Institutional Class	$364,149	$364,901	$420,489	$1,149,539
Investor Class	66,219	45,713	40,701	152,633

Rondure Overseas Fund
Institutional Class	$192,733	$173,770	$203,110	$569,613
Investor Class	32,020	33,237	36,299	101,556

Each Fund was reorganized on October 20, 2023 from a series of Financial Investors Trust to a series of Northern Lights Fund Trust III (the “Reorganizations”). Prior to the Reorganizations, the Funds had advisory and expense limitation agreements with Financial Investors Trust. The fees charged to the Funds did not change as a result of the Reorganizations and the amounts waived by the Predecessor Funds are still subject to recapture by the Advisor.

b. Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Funds’ Investor Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated at an annual rate of 0.25% per year of the average daily net assets of each Fund’s Investor Class shares and paid to the Distributor to be used to pay for distribution and shareholder servicing activities. Prior to October 20, 2023, ALPS Distributors, Inc. (“ADI”) acted as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Financial Investors Trust. ADI is not entitled to any compensation for its services as Distributor. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission. For the six months ended October 31, 2023, the Funds incurred distribution fees of $19,020 and $2,168 for the Rondure New World Fund and Rondure Overseas Fund, respectively.

c. Administration, Fund Accounting and Transfer Agency Fees

Administrator Fees and Expenses

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities. Prior to October 20, 2023, ALPS Fund Services, Inc. (“ALPS”) served as administrator to the Funds providing operational services to the Funds including, but not limited to, fund accounting, fund administration and transfer agency and generally assists in the Funds’ operations.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. Prior to October 20, 2023, ALPS provided services that assist the Trust’s chief compliance officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act and received an annual base fee. ALPS was reimbursed for certain out-of-pocket expenses by the Funds.

Printing Services

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended October 31, 2023 were as follows:

	Purchases of	Proceeds From Sales
Fund	Securities	of Securities
Rondure New World Fund	$15,402,772	$29,033,164
Rondure Overseas Fund	3,654,715	5,705,703

Rondure Funds	Notes to Financial Statements
October 31, 2023 (Unaudited)

5.	SHARES OF BENEFICIAL INTEREST

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the share do not have any obligation to make payments to the Trust or its creditors solely by reason of the purchasers’ ownership of the shares. Shares have no pre-emptive rights.

Shares redeemed within 60 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. For the six months ended October 31, 2023, the redemption fees charged by the Funds are presented in the Statement of Changes in Net Assets.

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $187,879,562 and $12,381,559 for the Rondure New World Fund and Rondure Overseas Fund, respectively, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
	Appreciation	Depreciation	(Depreciation)
Rondure New World Fund	$13,365,531	$(20,232,169)	$(6,866,638)
Rondure Overseas Fund	484,301	(1,592,675)	(1,108,374)

The tax character of Fund distributions paid for the years ended April 30, 2023 and April 30, 2022 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
April 30, 2023	Income	Capital Gains	Capital	Total
Rondure New World Fund	$1,483,870	$2,309,526	$—	$3,106,261
Rondure Overseas Fund	163,182	304,975	—	438,887

For fiscal year ended	Ordinary	Long-Term	Return of
April 30, 2022	Income	Capital Gains	Capital	Total
Rondure New World Fund	$1,051,246	$—	$—	$1,051,246
Rondure Overseas Fund	125,873	1,039,736	$—	1,165,609

As of April 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Rondure New World Fund	$350,804	$—	$(3,579,758)	$(3,618,829)	$—	$23,176,292	$16,328,509
Rondure Overseas Fund	46,929	—	—	(908,586)	—	1,074,591	212,934

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for partnerships, grantor trusts and defaulted income securities.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Rondure New World Fund and Rondure Overseas Fund incurred and elected to defer such capital losses of $3,618,829 and $908,586, respectively.

At April 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Rondure New World Fund	$3,579,758	$3,618,829	$7,198,587	$—
Rondure Overseas Fund	—	908,586	908,586	—

Rondure Funds	Notes to Financial Statements
October 31, 2023 (Unaudited)

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a Fund creates the presumption of control of the Fund, under Section 2(a)(a) of the 1940 Act. As of October 31, 2023, Charles Schwab & Co. Inc. and National Financial Services LLC, held in omnibus accounts for the benefit of others approximately 27% and 33%, respectively of the outstanding voting securities of the Rondure New World Fund and 48% and 28%, respectively of the outstanding voting securities of the Rondure New World Fund.

8.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Rondure Funds	Disclosure Regarding Approval of Fund Advisory Agreement
October 31, 2023 (Unaudited)

Approval of Advisory Agreement – Rondure New World Fund and Rondure Overseas Fund*

In connection with a meeting held on February 22-23, 2023, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to Rondure New World Fund (“New World”) and Rondure Overseas Fund (“Overseas”) (collectively, the “Rondure Funds”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Rondure Funds and the Advisory Agreement.

The Board relied upon the advice of counsel and its own business judgment in determining the relevant factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board observed that the Adviser was founded in 2016 and managed approximately $332 million in assets. The Board reviewed the background information of the key investment professionals who would continue to service the Rondure Funds and noted their educational backgrounds and years of financial industry experience. The Board discussed that the Adviser followed a fundamental investing approach that focused on an investment’s potential to provide sustainable returns over the long-term. The Board observed that the Adviser’s investment process involved quantitative screening, proprietary research, on-site visits with management, and fundamental business analyses aimed at identifying companies with financial strength, a proven track record, a competitive advantage, and market leadership. The Board recognized that the Adviser sought to invest in what it considered to be great companies at good prices and good companies at great prices. The Board acknowledged that the Adviser maintained a risk committee responsible for monitoring and assessing firmwide risk. The Board discussed that the Adviser utilized various pre- and post-trade compliance checklists to ensure compliance with investment restrictions and portfolio guidelines. The Board observed that the Adviser selected broker-dealers on the basis of best execution by considering the full range and quality of a broker-dealer’s services including financial stability, commission rate, research services, responsiveness, and execution quality. The Board noted that the Adviser represented that it had no material regulatory, compliance or litigation issues over the past 36 months. The Board determined that the Adviser could be expected to continue to provide adequate service to the Rondure Funds and their respective shareholders.

Performance.

New World—The Board reviewed the performance information regarding the predecessor fund to New World. The Board acknowledged that the predecessor fund was a 5-star Morningstar rated fund and outperformed its peer group, Morningstar category and the MSCI EM Index across all periods. The Board reviewed the predecessor fund’s risk metrics, acknowledging its top quartile Standard Deviation ranking among its peer group and Morningstar category across all periods. The Board also reviewed the performance of a separate account sub-advised by the Adviser with a strategy similar to that of the predecessor fund. The Board concluded that the Adviser could be expected to provide satisfactory performance for New World and its shareholders.

Overseas—The Board reviewed the performance information regarding the predecessor fund to Overseas. The Board acknowledged that the predecessor fund was a 3- star Morningstar rated fund and outperformed its Morningstar category over the 1-year period and underperformed its peer group and the MSCI ACQI Ex USA over the same period. The Board further observed that the predecessor fund underperformed its Morningstar category and peer group over the 3-year, 5-year, and since inception periods while slightly outperforming its benchmark across each of those periods. The Board acknowledged the Adviser’s explanation that the sharp underperformance over the 1-year period had skewed returns over the long term. The Board also recalled that Overseas had recently shifted from a EAFE investment style to a broader international approach and that its benchmark had changed in 2022. The Board concluded that the Adviser could be expected to continue to provide satisfactory performance for Overseas and its shareholders.

Fees and Expenses.

New World—The Board observed that the Adviser’s proposed management fee that would be charged to New World was identical to the fee charged by the Adviser to the predecessor fund and was lower than the management fee of New World’s peer group and Morningstar category averages and medians. The Board commented that New World’s net expense ratio was below its peer group median and average but higher than its Morningstar category average and median. The Board noted that accounts sub-advised by the Adviser had a lower advisory fee than New World but acknowledged the Adviser’s assessment that it provided significantly less services to those accounts. The Board acknowledged that the Adviser proposed to limit the expenses of New World’s Investor Class shares and Institutional Class shares to 1.35% and 1.10%, respectively. Given these and other considerations, the Board concluded that the proposed advisory fee for New World was not unreasonable.

Rondure Funds	Disclosure Regarding Approval of Fund Advisory Agreement
October 31, 2023 (Unaudited)

Overseas—The Board observed that the Adviser’s proposed management fee that would be charged to Overseas was identical to the fee charged by the Adviser to the predecessor fund and was lower than the management fee of Overseas’ peer group average and median, Morningstar category median, and roughly equivalent to its Morningstar category average. The Board commented that Overseas’ net expense ratio was below its peer group average and median, on par with its Morningstar category median, and slightly higher than its Morningstar category average. The Board noted that the Adviser proposed to limit the expenses of Overseas’ Investor Class shares and Institutional Class shares to 1.10% and 0.85%, respectively. The Board noted that the Adviser believed the proposed management fee to be reasonable given the Adviser’s active management and the specialized and labor-intensive nature of Overseas’ strategy and investment process. Given these and other considerations, the Board concluded that the proposed management fee for Overseas was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of each Rondure Fund and its respective prospects for growth. The Board noted the Adviser’s position that it had competitively priced its management fee at inception in order to effectively provide the benefits of economies to shareholders prior to achieving scale. The Board concluded that, based on the anticipated size of the Rondure Funds, meaningful economies justifying breakpoints would be unlikely during the initial term of the Advisory Agreement. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability . The Board reviewed the Adviser’s projected profitability analysis in connection with the operation of each Rondure Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the services to be provided to each Rondure Fund. The Board also considered the benefits that could be derived by the Adviser from its soft dollar arrangements. The Board recognized that the Adviser expected to manage Overseas at a loss for the first year and realize a reasonable profit for the second year. The Board noted that the Adviser expected to realize a reasonable profit over the initial term of the Advisory Agreement with respect to New World. The Board acknowledged the effort required to maintain and manage each Rondure Fund’s complex investment program. The Board concluded that the Adviser’s estimated profits, both in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the approval of the Advisory Agreement was in the best interests of each Rondure Fund and its shareholders.

*	Due to timing of contract approval, these deliberations may or may not relate to the current performance results of the Rondure Funds.

Rondure Funds	Privacy Policy
October 31, 2023 (Unaudited)

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

1.855.775.3337 | www.rondureglobal.com

Rondure Funds	Privacy Policy
October 31, 2023 (Unaudited)

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

Rondure Funds | 2023 Semi-Annual

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (877)-314-9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete portfolio of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling (877)-314-9006.

Contact Us

Mail:	Rondure Funds, P.O. Box 13664, Denver, CO 80201	Web:	www.rondureglobal.com
Phone:	1.855.775.3337		RON-SAR23

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 01/04/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 01/04/2024

By (Signature and Title)

/s/ Richard Gleason

Richard Gleason, Principal Financial Officer/Treasurer

Date 01/04/2024